Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Member]
Schedule of Maturities of Short Term and Long Term Borrowings
As of December 31, 2017, the borrowings will be due according to the following schedule:

	Within 1 year	Between 1 to 2 years	Between 2 to 3 years	Between 3 to 4 years	Between 4 to 5 years
	RMB	RMB	RMB	RMB	RMB

Principal amounts	11,243,614	4,140,463	933,810	-	-